Note 16 - Intangible assets, net (Detail) - Intangible assets, net: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost
Acquired Intangible Asset, Cost	$ 18,869,896	$ 18,168,421
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(10,755,007)	(8,642,513)
Acquired intangible assets, net	8,114,889	9,525,908
Technology [Member]
Cost
Acquired Intangible Asset, Cost	3,031,517	2,559,208
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(2,254,091)	(2,099,345)
Customer Base [Member]
Cost
Acquired Intangible Asset, Cost	171,523	171,523
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(171,522)	(171,522)
Licenses [Member]
Cost
Acquired Intangible Asset, Cost	525,671	525,671
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(525,671)	(525,671)
Partnership and Non-Compete Agreements [Member]
Cost
Acquired Intangible Asset, Cost	7,630,150	7,413,817
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(6,797,767)	(5,144,731)
Domain Names [Member]
Cost
Acquired Intangible Asset, Cost	82,347	82,347
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(82,347)	(82,347)
VAS Short Codes licensed to PT Linktone [Member]
Cost
Acquired Intangible Asset, Cost	7,062,653	7,062,653
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	(653,804)	(371,295)
Computer Software, Intangible Asset [Member]
Cost
Acquired Intangible Asset, Cost	366,035	353,202
Accumulated amortization
Acquired Intangible Asset, Accumulated Amortization	$ (269,805)	$ (247,602)